Basis of Presentation and Summary of Significant Accounting Policies - Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2019
Buildings
Property, Plant and Equipment
Useful life measured as period of time, property, plant and equipment	20 years
Depreciation, Method	straight-line
Processing plant and equipment
Property, Plant and Equipment
Depreciation, Method	straight-line
Refinery and power plants
Property, Plant and Equipment
Depreciation, Method	straight-line
Office equipment and other
Property, Plant and Equipment
Depreciation, Method	straight-line
Office premises
Property, Plant and Equipment
Depreciation, Method	straight-line
Bottom of range | Processing plant and equipment
Property, Plant and Equipment
Useful life measured as period of time, property, plant and equipment	5 years
Bottom of range | Refinery and power plants
Property, Plant and Equipment
Useful life measured as period of time, property, plant and equipment	20 years
Bottom of range | Office equipment and other
Property, Plant and Equipment
Useful life measured as period of time, property, plant and equipment	3 years
Bottom of range | Office premises
Property, Plant and Equipment
Useful life measured as period of time, property, plant and equipment	2 years
Top of range | Processing plant and equipment
Property, Plant and Equipment
Useful life measured as period of time, property, plant and equipment	20 years
Top of range | Refinery and power plants
Property, Plant and Equipment
Useful life measured as period of time, property, plant and equipment	30 years
Top of range | Office equipment and other
Property, Plant and Equipment
Useful life measured as period of time, property, plant and equipment	10 years
Top of range | Office premises
Property, Plant and Equipment
Useful life measured as period of time, property, plant and equipment	10 years